Other Comprehensive Income (Tables)	12 Months Ended
Jun. 30, 2015
Other Comprehensive Income
Schedule of components of other comprehensive income (loss)

	Year Ended June 30,
	2015			2014
	Pre-tax Amount	Tax Expense (Benefit)	After-tax Amount	Pre-tax Amount	Tax Expense (Benefit)	After-tax Amount
	(Dollars in thousands)
Change in net unrealized gain or loss on available-for-sale securities	$442	$116	$326	$1,358	$462	$896
Reclassification adjustment for net gains included in net income	—	—	—	—	—	—

Total available-for-sale securities	442	116	326	1,358	462	896

Change in accumulated loss on effective cash flow hedges	(529)	(228)	(301)	(325)	(110)	(215)
Reclassification adjustment for net gains included in net income	(49)	(19)	(30)	(76)	(26)	(50)

Total derivatives and hedging activities	(578)	(247)	(331)	(401)	(136)	(265)

Total other comprehensive income (loss)	$(136)	$(131)	$(5)	$957	$326	$631

Schedule of components of accumulated other comprehensive loss

	June 30, 2015	June 30, 2014
	(Dollars in thousands)
Unrealized loss on available-for-sale securities	$(836)	$(1,278)
Tax effect	318	434

Net-of-tax amount	(518)	(844)

Unrealized loss on cash flow hedges	(1,242)	(664)
Tax effect	472	225

Net-of-tax amount	(770)	(439)

Accumulated other comprehensive loss	$(1,288)	$(1,283)